Income Taxes (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Net deferred tax assets - Non-current:
Expected income tax benefit from NOL carry-forwards	$ 7,600,000	$ 3,100,000
Less valuation allowance	(7,600,000)	(3,100,000)
Deferred tax assets, net of valuation allowance